OTHER NONCURRENT LIABILITIES (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Employee related costs	$ 115,316	$ 121,250	$ 192,729